Average Annual Total Returns (Vanguard Pennsylvania Long-Term Tax-Exempt Fund Retail)	Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays PA Municipal Bond Index Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays PA Municipal Bond Index Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.78%	10.87%	10.72%	7.85%	9.02%	9.02%
Five Years	5.26%	5.34%	5.25%	4.96%	5.25%	5.25%
Ten Years	4.41%	4.49%	4.39%	4.34%	4.88%	4.88%